Document and Entity Information	Feb. 18, 2020
Cover [Abstract]
Entity Registrant Name	LendingClub Corp
Amendment Flag	false
Entity Central Index Key	0001409970
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity File Number	001-36771
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	51-0605731
Entity Address, Address Line One	595 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	632-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false